Operating loss is stated after charging (Crediting) (Tables)	12 Months Ended
Dec. 31, 2022
Operating loss is stated after charging (crediting) [Abstract]
Operating loss
The following items have been included in operating loss:

	2022		2021		2020
	£	’000	£	’000	£	’000
(Gain) / loss on disposal of property, plant and equipment		(3)		180		1,064
Profit on derecognition of leases		—		—		(3,700)
Remeasurement of leases		—		(15)		(227)
Depreciation of property, plant and equipment (Note 11)		4,304		5,511		6,446
Depreciation of right-of-use assets (Note 12)		1,827		1,501		2,530
Write‑down of inventories recognised as an expense		28		871		—
Reversals of inventory write‑downs		(197)		—		—
Operating lease income (Note 6)		—		108		460